Schedule of Investments (unaudited) November 30, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.4%
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	$5,010	$6,114,695
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	1,745	1,751,408

		7,866,103

Arizona — 4.4%
Arizona Industrial Development Authority, RB(b) 4.38%, 07/01/39	1,015	1,109,770
Series A, 5.00%, 07/01/39	855	902,553
Series A, 5.00%, 07/01/49	965	1,011,210
Series A, 5.00%, 07/01/54	745	779,573
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(b)	1,480	1,499,074
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(b)	825	875,834
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/39(b)	360	422,587
5.00%, 07/01/54(b)	820	939,065
Series A, 5.00%, 01/01/38	3,000	3,584,781
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/41	10,000	11,917,670
University of Arizona, Refunding RB, Series A, 5.00%, 06/01/40	2,300	2,624,245

		25,666,362

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	2,395	2,644,643

California — 13.5%
California Community Choice Financing Authority RB, Series B-1, 4.00%, 02/01/52(a)	2,000	2,425,542
California Community Housing Agency, RB, M/F Housing(b)
Series A, 5.00%, 04/01/49	370	419,455
Series A-2, 4.00%, 08/01/47	2,380	2,469,883
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	3,240	3,509,455
Series I, 5.50%, 11/01/30	4,500	4,938,309
Series I, 5.50%, 11/01/33	2,000	2,192,208
California State University, Refunding RB, Series A, 5.00%, 11/01/42	3,500	4,254,096
City of Los Angeles Department of Airports Refunding RB, Series D, AMT, 4.00%, 05/15/51	2,000	2,337,940
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	2,880	2,930,285
Series A-2, 5.00%, 06/01/47	785	798,859
Los Angeles County Metropolitan Transportation Authority RB, 4.00%, 06/01/37	7,550	9,346,583
Manteca Financing Authority, RB, Series A, (AGC-ICC), 5.75%, 12/01/36	3,285	3,298,928
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/38	2,705	2,888,691

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	$6,370	$6,788,490
Series A, AMT, 5.00%, 05/01/38	3,040	3,782,803
Series A, AMT, 5.00%, 05/01/44	3,430	3,757,170
Series B, AMT, 5.00%, 05/01/46	7,855	9,320,829
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	10,200	12,094,303

		77,553,829

Colorado — 3.2%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	2,700	2,955,326
Series A, AMT, 5.50%, 11/15/30	1,040	1,137,380
Series A, AMT, 5.50%, 11/15/31	1,250	1,366,305
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/43	10,500	12,815,376

		18,274,387

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(b)	235	258,087
State of Connecticut, Special Tax Revenue, RB, Series D, 4.00%, 11/01/40(c)	250	303,304

		561,391

District of Columbia — 1.3%
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 4.00%, 10/01/38	3,000	3,525,393
Washington Metropolitan Area Transit Authority, RB, 5.00%, 07/15/46	3,220	4,172,782

		7,698,175

Florida — 4.0%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	850	905,749
Series SE, 3.00%, 07/01/31	125	129,917
Series SE, 4.00%, 07/01/41	285	313,606
Series SE, 4.00%, 07/01/51	335	362,368
Series SE, 4.00%, 07/01/56	280	301,893
County of Miami-Dade Seaport Department, ARB(d)
Series A, 5.38%, 10/01/23	3,145	3,437,557
Series B, AMT, 6.00%, 10/01/23	1,885	2,081,770
Series B, AMT, 6.25%, 10/01/23	1,405	1,555,935
Esplanade Lake Club Community Development District, SAB
Series A-1, 4.00%, 11/01/40	1,080	1,134,546
Series A-1, 4.13%, 11/01/50	385	403,294
Series A-2, 4.00%, 11/01/40	500	525,253
Series A-2, 4.13%, 11/01/50	495	518,521
Florida Development Finance Corp., RB(b) AMT, 5.00%, 05/01/29	825	877,443
Series A, AMT, 5.00%, 08/01/29(a)	325	332,859
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	475	522,418
Hillsborough County Aviation Authority, Refunding RB
Series A, AMT, 5.25%, 10/01/30	3,255	3,534,608

1

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Hillsborough County Aviation Authority, Refunding RB (continued)
Sub-Series A, AMT, 5.50%, 10/01/29	$5,360	$5,846,940
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (GNMA/FNMA/FHLMC), 6.00%, 09/01/40	200	200,712

		22,985,389

Hawaii — 1.9%
State of Hawaii Airports System Revenue, ARB,
Series A, AMT, 5.00%, 07/01/45	5,985	6,764,528
State of Hawaii Airports System Revenue, COP AMT, 5.25%, 08/01/25	1,350	1,454,054
AMT, 5.25%, 08/01/26	2,500	2,692,003

		10,910,585

Idaho — 2.0%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43	10,000	11,721,390

Illinois — 16.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	1,760	2,212,248
Series A, 5.00%, 12/01/38	715	895,146
Series A, 5.00%, 12/01/39	630	786,927
Series A, 5.00%, 12/01/40	1,285	1,601,127
Series A, 5.00%, 12/01/41	835	1,039,009
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	365	449,195
Series A, 5.00%, 12/01/30	1,485	1,857,667
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(e)	395	376,477
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	8,020	8,663,404
Chicago Midway International Airport, Refunding RB
Series A, 2nd Lien, AMT, 5.50%, 01/01/30	6,500	6,834,841
Series A, 2nd Lien, AMT, 5.50%, 01/01/32	6,275	6,594,931
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42.	2,630	3,143,313
Chicago O’Hare International Airport, Refunding RB
Series B, Senior Lien, 5.00%, 01/01/35	4,300	5,132,157
Series C, Senior Lien, 4.00%, 01/01/37	4,000	4,699,204
Series C, Senior Lien, 4.00%, 01/01/38	3,820	4,434,879
Series E, Senior Lien, (AGM), 4.00%, 01/01/39	5,000	5,906,010
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(d)	10,960	10,960,000
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,000	5,708,160
State of Illinois, GO 5.50%, 05/01/39	15,000	19,270,470
5.75%, 05/01/45	2,000	2,564,328

		93,129,493

Indiana — 0.5%
Indiana Finance Authority, RB
Series A, 5.00%, 06/01/41	550	618,717
Series A, 5.00%, 06/01/51	405	446,928
Series A, 5.00%, 06/01/56	360	395,601
Series A, AMT, 5.00%, 07/01/23(d)	1,240	1,331,073

		2,792,319

Security	Par (000)	Value

Massachusetts — 6.8%
Commonwealth of Massachusetts, GO, Series G, 4.00%, 09/01/42	$20,000	$22,689,720
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/41	4,710	5,537,053
Massachusetts Educational Financing Authority, RB,
AMT, 5.00%, 01/01/27	1,000	1,115,705
Massachusetts Housing Finance Agency, Refunding RB, M/F Housing, Series G, 3.45%, 12/01/30	3,100	3,325,268
Massachusetts School Building Authority, RB, Sub- Series B, 4.00%, 02/15/42	6,200	6,652,581

		39,320,327

Michigan — 2.0%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	10	10,044
Michigan Finance Authority, RB, 4.00%, 02/15/44	10,000	11,600,220

		11,610,264

Mississippi — 2.4%
Mississippi Development Bank, RB
(AGM), 6.75%, 12/01/31	3,775	4,202,039
(AGM), 6.75%, 12/01/33	2,350	2,612,420
(AGM), 6.88%, 12/01/40	6,405	7,120,214

		13,934,673

Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 07/01/46	2,275	2,686,097

New Jersey — 14.5%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	2,425	2,636,227
AMT, 5.38%, 01/01/43	7,000	7,632,072
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/30	4,080	4,947,183
New Jersey Higher Education Student Assistance Authority, Refunding RB, 1st Series, AMT, 5.75%, 12/01/28	1,450	1,451,953
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.50%, 06/15/39	8,175	8,751,207
Series AA, 4.00%, 06/15/40	4,000	4,636,544
Series BB, 5.00%, 06/15/44	5,000	6,084,795
Series S, 5.25%, 06/15/43	10,000	12,456,180
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/42	2,500	2,961,625
New Jersey Turnpike Authority, Refunding RB, Series A, 5.00%, 01/01/34	1,685	1,959,534
State of New Jersey GO, 2.00%, 06/01/34	12,505	12,456,881
Tobacco Settlement Financing Corp., Refunding RB,
Sub-Series B, 5.00%, 06/01/46	15,000	17,511,105

		83,485,306

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/39	310	347,896

New York — 15.4%
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/39	7,005	7,527,601
Series C, 5.00%, 11/15/38	4,450	4,705,826
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C-3, Subordinate, 4.00%, 05/01/43	5,000	5,761,485

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System, RB,
Series CC-1, Subordinate, 5.00%, 06/15/51	$5,385	$6,930,920
New York Convention Center Development Corp., RB, CAB, Series B, Sub-Lien, (BAM-TCRS), 0.00%, 11/15/40(e)	7,000	4,403,602
New York Liberty Development Corp., Refunding RB 2.88%, 11/15/46	12,000	12,222,564
Series 1, Class 1, 5.00%, 11/15/44(b)	1,730	1,893,174
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	10,135	11,821,038
New York State Thruway Authority, Refunding RB,
Series A-1, 4.00%, 03/15/44	2,460	2,912,182
New York State Urban Development Corp. RB, Series A, 3.00%, 03/15/40	11,920	12,885,806
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	630	781,147
AMT, 5.00%, 10/01/40	1,775	2,166,098
Triborough Bridge & Tunnel Authority, RB, Series C- 2, 4.00%, 05/15/46	4,500	5,374,071
Triborough Bridge & Tunnel Authority, Refunding RB 4.00%, 05/15/46	3,250	3,834,308
Series B, 5.00%, 11/15/38	4,400	5,314,351

		88,534,173

Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	8,490	9,720,965
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/31	5,145	5,438,471
Series A-1, Junior Lien, 5.25%, 02/15/32	2,250	2,377,764
State of Ohio, RB, 4.00%, 01/01/41	6,000	6,977,640
State of Ohio, Refunding RB, Series A, 4.00%, 01/01/28(d)	25	29,706

		24,544,546

Pennsylvania — 5.6%
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(d)	3,000	3,209,895
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	145	162,938
4.00%, 07/01/51	100	111,849
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	5,000	6,295,660
Sub-Series A, 5.50%, 12/01/46	18,570	22,679,244

		32,459,586

Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	719	819,911
Series A-1, Restructured, 5.00%, 07/01/58	6,203	7,130,286
Series A-2, Restructured, 4.33%, 07/01/40	12,484	14,038,633
Series A-2, Restructured, 4.78%, 07/01/58	488	556,958
Series B-1, Restructured, 4.75%, 07/01/53	749	852,489
Series B-2, Restructured, 4.78%, 07/01/58	726	825,448
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	8,018	2,676,649

		26,900,374

Security	Par (000)	Value

South Carolina — 5.4%
Charleston County Airport District, ARB
Series A, AMT, 5.25%, 07/01/25	$4,490	$4,830,769
Series A, AMT, 5.50%, 07/01/38	3,000	3,224,487
Series A, AMT, 6.00%, 07/01/38	5,270	5,705,676
Series A, AMT, 5.50%, 07/01/41	4,170	4,475,382
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(d)	6,735	7,401,502
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/37	4,480	5,417,359

		31,055,175

Texas — 10.9%
City of Dallas TX Waterworks & Sewer System Revenue Refunding RB, Series C, 3.00%, 10/01/46	5,110	5,607,489
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	700	703,129
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	410	475,589
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	400	462,945
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	3,735	3,992,655
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	800	857,118
Red River Education Finance Corp., RB, 5.25%, 03/15/23(d)	7,170	7,631,949
San Antonio Water System, Refunding RB, Series A, 5.00%, 05/15/46	10,000	12,932,520
State of Texas, GO, 5.00%, 04/01/43	15,550	18,142,278
Texas City Industrial Development Corp., RB,
Series 2012, 4.13%, 12/01/45	445	478,003
Texas Water Development Board, RB 5.25%, 10/15/46	4,780	5,732,248
Series B, 4.00%, 10/15/43	5,000	5,878,150

		62,894,073

Utah — 2.4%
County of Utah, RB, Series B, 5.00%, 05/15/46	8,590	10,031,539
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(b)	320	340,689
Utah State University, RB, Series B, (AGM), 4.00%, 12/01/45	3,000	3,476,343

		13,848,571

Washington — 0.5%
State of Washington, GO, Series C, 5.00%, 02/01/41	2,500	3,074,168

Wisconsin(b) — 1.0%
Public Finance Authority RB, 5.00%, 06/15/56	1,000	1,029,223
Public Finance Authority, RB
Series A, 5.00%, 07/15/39	165	185,784
Series A, 5.00%, 07/15/49	630	698,487
Series A, 5.00%, 10/15/50	1,695	1,852,386
Series A, 5.00%, 07/15/54	300	331,496
Series A-1, 5.00%, 01/01/55	945	1,050,450
Public Finance Authority, Refunding RB, 5.00%, 09/01/49	520	560,889

		5,708,715

Total Municipal Bonds — 125.4% (Cost: $671,876,281)		722,208,010

3

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Alabama — 8.0%
Alabama Special Care Facilities Financing Authority- Birmingham AL, Refunding RB, Series B, 5.00%, 11/15/46	$39,718	$46,106,019

District of Columbia — 3.0%
Washington Dc Met Area Transit, 4.00%, 07/15/45	15,000	17,523,758

Massachusetts — 4.4%
Commonwealth of Massachusetts, GO, Series E, 5.25%, 09/01/43	20,000	25,420,920

Michigan — 2.0%
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/40	10,100	11,571,030

Nevada — 2.0%
County of Clark Nevada, GO, 4.00%, 07/01/47	10,000	11,273,975

New York — 15.0%
Hudson Yards Infrastructure Corp, Refunding RB, Series A, 4.00%, 02/15/44	30,165	34,157,075
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, 5.00%, 07/15/43	11,825	14,594,621
New York City Transitional Finance Authority Future Tax
Secured Revenue, RB, Sub-Series B-1, 4.00%, 11/01/41	20,000	23,540,270
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	13,950	13,974,487

		86,266,453

Pennsylvania — 1.9%
Geisinger Authority, Refunding RB, Series A, 4.00%, 06/01/41	10,000	10,754,985

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.3% (Cost: $195,259,629)		208,917,140

Total Long-Term Investments — 161.7% (Cost: $867,135,910)		931,125,150

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(g)(h)	2,091,004	$2,091,213

Total Short-Term Securities — 0.4% (Cost: $2,091,213)		2,091,213

Total Investments — 162.1% (Cost: $869,227,123)		933,216,363

Other Assets Less Liabilities — 1.6%		9,424,793

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.1)%		(92,725,458)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.6)%		(274,269,201)

Net Assets Applicable to Common Shares — 100.0%		$575,646,497

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$16,431,699	$—	$(14,339,817	)(a)	$(669)	$—	$2,091,213	2,091,004	$110	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	327	03/22/22	$42,765	$(444,506)
U.S. Long Bond	169	03/22/22	27,410	(552,545)
5-Year U.S. Treasury Note	235	03/31/22	28,521	(173,823)

				$(1,170,874)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level  2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level  3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$722,208,010	$—	$722,208,010
Municipal Bonds Transferred to Tender Option Bond Trusts	—	208,917,140	—	208,917,140
Short-Term Securities
Money Market Funds	2,091,213	—	—	2,091,213

	$2,091,213	$931,125,150	$—	$933,216,363

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,170,874)	$—	$—	$(1,170,874)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniHoldings Investment Quality Fund (MFL)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(92,712,729)	$—	$(92,712,729)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

	$—	$(367,312,729)	$—	$(367,312,729)

Portfolio Abbreviation

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

S C H E D U L E O F I N V E S T M E N T S	6